Operating Segments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2023 USD ($) Segment	Apr. 30, 2022 USD ($) Segment		Apr. 30, 2021 USD ($)	May 01, 2021 USD ($)	[1]
Disclosure of operating segments [line items]
Non current assets	$ 342,173	$ 31,263	[1]		$ 52,651
Number of operating segments | Segment	4	3
Digital solutions services—non financial services [member]
Disclosure of operating segments [line items]
Revenue	$ 0	$ 1,554		$ 5,007
Hongkong [member]
Disclosure of operating segments [line items]
Non current assets	172,141	4		6
Canada [member]
Disclosure of operating segments [line items]
Non current assets	66,618
Singapore [member]
Disclosure of operating segments [line items]
Non current assets	67,898	12,129		14,250
External customers [member] | Hongkong [member]
Disclosure of operating segments [line items]
Revenue	31,736	25,158		24,950
External customers [member] | Canada [member]
Disclosure of operating segments [line items]
Revenue	1,107
External customers [member] | Singapore [member]
Disclosure of operating segments [line items]
Revenue	$ 223	$ 113		$ 301

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.